Goldman Sachs Mid Cap Value Fund Expense Example - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Mid Cap Value Fund	Aug. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 665
Expense Example, with Redemption, 3 Years	909
Expense Example, with Redemption, 5 Years	1,172
Expense Example, with Redemption, 10 Years	1,924
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	297
Expense Example, with Redemption, 3 Years	611
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	2,274
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	1,613
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,165
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	458
Expense Example, with Redemption, 5 Years	791
Expense Example, with Redemption, 10 Years	1,734
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	$ 1,025